Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Revenues
5. Revenues
Zegna generates revenues primarily from the sale of its products (net of returns and discounts), from fees for services provided and from royalties received from third parties and licensees.
The following table provides a breakdown of revenues by product line:

	For the six months ended June 30,
(€ thousands)	2022	2021
Zegna branded products	425,252	376,182
Thom Browne	185,166	142,219
Textile	68,968	44,478
Third Party Brands	47,341	32,901
Agnona	35	323
Other	2,231	7,237
Total revenues	728,993	603,340
The following table provides a breakdown of revenues by sales channel:

	For the six months ended June 30,
(€ thousands)	2022	2021
Direct to Consumer (DTC) - Zegna branded products	361,850	317,814
Direct to Consumer (DTC) - Thom Browne branded products	66,174	60,734
Total Direct to Customer (DTC)	428,024	378,548
Wholesale Zegna branded products	63,402	58,368
Wholesale Thom Browne branded products	118,992	81,485
Wholesale Third Party Brands and Textile	116,309	77,379
Wholesale Agnona	35	323
Total Wholesale	298,738	217,555
Other	2,231	7,237
Total revenues	728,993	603,340
The following table provides a breakdown of revenues by geographic area:

	For the six months ended June 30,
(€ thousands)	2022	2021
EMEA (1)	260,627	182,531
of which Italy	125,996	84,682
of which UK	23,544	14,295
North America (2)	135,275	70,701
of which United States	124,291	65,074
Latin America (3)	12,525	7,118
APAC (4)	318,825	340,875
of which Greater China Region	247,193	288,571
of which Japan	30,240	24,501
Other (5)	1,741	2,115
Total revenues	728,993	603,340
__________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(5)Other revenues mainly include royalties and certain sales of old season products.
Revenues
Zegna generates revenues primarily from the sale of its products (net of returns and discounts), as well as from fees for services provided, royalties received from third parties and licensees.
The following table provides a breakdown of revenues by product line:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Zegna branded products	847,311	636,478	919,545
Thom Browne	263,397	179,490	160,595
Textile	102,244	87,615	108,513
Third Party Brands	74,957	82,273	91,720
Agnona	1,191	12,389	17,691
Other	3,302	16,488	23,263
Total revenues	1,292,402	1,014,733	1,321,327
The following table provides a breakdown of revenues by sales channel:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Direct to Consumer (DTC) - Zegna branded products	712,862	527,972	743,012
Direct to Consumer (DTC) - Thom Browne branded products	138,567	85,268	61,045
Total Direct to Customer (DTC)	851,429	613,240	804,057
Wholesale Zegna branded products	134,449	108,506	176,533
Wholesale Thom Browne branded products	124,830	94,222	99,550
Wholesale Third Party Brands and Textile	177,201	169,888	200,233
Wholesale Agnona	1,191	12,389	17,691
Total Wholesale	437,671	385,005	494,007
Other	3,302	16,488	23,263
Total revenues	1,292,402	1,014,733	1,321,327
The following table provides a breakdown of revenues by geographic area:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
EMEA (1)	380,325	315,879	431,384
of which Italy	158,722	121,202	140,676
of which UK	37,682	32,985	58,012
North America (2)	191,283	131,049	233,327
of which United States	176,059	114,818	205,744
Latin America (3)	19,971	12,915	25,404
APAC (4)	696,344	551,650	626,059
of which Greater China Region	588,876	438,193	458,294
of which Japan	55,479	61,523	90,240
Other (5)	4,479	3,240	5,153
Total revenues	1,292,402	1,014,733	1,321,327
_______________
(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries. (5)Other revenues mainly include royalties and certain sales of old season products.